Quarterly Holdings Report
for
Fidelity® Enhanced U.S. All-Cap Equity ETF
March 31, 2026
EUE-NPRT3-0526
1.9916463.101
Common Stocks - 97.9%
	Shares	Value ($)
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teekay Tankers Ltd Class A	75	5,499
Health Care - 0.0%
Biotechnology - 0.0%
Aurinia Pharmaceuticals Inc (b)	340	5,039
TOTAL CANADA		10,538
IRELAND - 0.1%
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Cimpress PLC (b)	79	5,767
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp	64	11,012
MONACO - 0.1%
Industrials - 0.1%
Marine Transportation - 0.1%
Costamare Inc	328	5,543
PUERTO RICO - 0.0%
Financials - 0.0%
Financial Services - 0.0%
EVERTEC Inc	140	3,951
SINGAPORE - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries Inc	82	5,389
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Caledonia Mining Corp PLC	175	3,953
SWITZERLAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
ADC Therapeutics SA (b)	337	1,264
UNITED KINGDOM - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	327	22,606
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	96	1,169
TOTAL UNITED KINGDOM		23,775
UNITED STATES - 97.2%
Communication Services - 9.9%
Diversified Telecommunication Services - 2.4%
AT&T Inc	3,650	105,814
Atn International Inc	190	5,171
Bandwidth Inc Class A (b)	347	6,184
Comcast Corp Class A	2,946	84,580
Verizon Communications Inc	1,061	53,262
		255,011
Entertainment - 1.5%
Netflix Inc (b)	1,252	120,380
Playtika Holding Corp	853	2,371
Roku Inc Class A (b)	101	9,557
Take-Two Interactive Software Inc (b)	99	19,553
Walt Disney Co/The	26	2,506
Warner Bros Discovery Inc (b)	37	1,015
		155,382
Interactive Media & Services - 5.7%
Alphabet Inc Class A	946	272,032
Alphabet Inc Class C	596	170,969
Meta Platforms Inc Class A	247	141,317
Nextdoor Holdings Inc Class A (b)	3,246	4,544
Yelp Inc Class A (b)	229	5,665
ZipRecruiter Inc Class A (b)	216	397
		594,924
Media - 0.3%
DoubleVerify Holdings Inc (b)	424	4,028
EW Scripps Co/The Class A (b)	1,353	5,033
News Corp Class A	308	7,678
USA TODAY Co Inc (b)	912	6,430
Versant Media Group Inc Class A	146	5,405
		28,574
TOTAL COMMUNICATION SERVICES		1,033,891
Consumer Discretionary - 8.1%
Automobile Components - 0.3%
Adient PLC (b)	233	4,709
BorgWarner Inc	174	9,441
Cooper-Standard Holdings Inc (b)	178	4,961
Holley Inc Class A (b)	1,361	4,178
Phinia Inc	79	5,407
Strattec Security Corp (b)	62	4,857
		33,553
Automobiles - 2.6%
Ford Motor Co	3,150	36,350
General Motors Co	755	56,248
Tesla Inc (b)	462	171,749
		264,347
Broadline Retail - 2.5%
Amazon.com Inc (b)	1,227	255,547
Diversified Consumer Services - 0.1%
ADT Inc	651	4,277
Coursera Inc (b)	742	4,318
European Wax Center Inc Class A (b)	900	5,202
		13,797
Hotels, Restaurants & Leisure - 0.9%
Accel Entertainment Inc Class A (b)	462	5,040
Airbnb Inc Class A (b)	343	43,315
Brightstar Lottery PLC	403	5,134
Expedia Group Inc Class A	95	21,935
Las Vegas Sands Corp	249	13,416
Monarch Casino & Resort Inc	57	5,449
		94,289
Household Durables - 0.2%
Cavco Industries Inc (b)	5	2,421
Cricut Inc Class A	1,188	4,443
Flexsteel Industries Inc	12	539
Garmin Ltd	4	928
M/I Homes Inc (b)	37	4,531
Sonos Inc (b)	384	5,146
		18,008
Leisure Products - 0.1%
Callaway Golf Co (b)	136	1,888
Hasbro Inc	107	10,015
Peloton Interactive Inc Class A (b)	682	2,926
		14,829
Specialty Retail - 1.1%
Abercrombie & Fitch Co Class A (b)	63	5,756
Chewy Inc Class A (b)	197	5,319
Citi Trends Inc (b)	121	5,242
Five Below Inc (b)	46	10,510
Gap Inc/The	229	5,542
Petco Health & Wellness Co Inc Class A (b)	1,472	4,092
Sally Beauty Holdings Inc (b)	340	4,709
Stitch Fix Inc Class A (b)	961	3,181
ThredUp Inc Class A (b)	1,533	5,028
TJX Cos Inc/The	381	60,846
Urban Outfitters Inc (b)	77	4,878
Zumiez Inc (b)	205	4,543
		119,646
Textiles, Apparel & Luxury Goods - 0.3%
Ralph Lauren Corp Class A	31	10,664
Tapestry Inc	167	23,565
		34,229
TOTAL CONSUMER DISCRETIONARY		848,245
Consumer Staples - 2.9%
Beverages - 0.4%
Coca-Cola Consolidated Inc	46	8,820
Molson Coors Beverage Co Class B	139	5,985
Monster Beverage Corp (b)	265	19,202
PepsiCo Inc	72	11,181
		45,188
Consumer Staples Distribution & Retail - 1.9%
Dollar General Corp	105	12,467
Maplebear Inc (b)	152	5,694
United Natural Foods Inc (b)	145	6,534
US Foods Holding Corp (b)	184	16,967
Village Super Market Inc Class A	122	5,151
Walmart Inc	1,246	154,853
		201,666
Food Products - 0.2%
Calavo Growers Inc	45	1,160
Darling Ingredients Inc (b)	128	7,917
Dole PLC	311	4,444
Fresh Del Monte Produce Inc	111	4,469
Hain Celestial Group Inc (b)	2,791	1,948
Utz Brands Inc Class A	372	2,946
		22,884
Household Products - 0.2%
Church & Dwight Co Inc	192	17,918
Colgate-Palmolive Co	2	170
		18,088
Personal Care Products - 0.2%
Kenvue Inc	368	6,344
Nature's Sunshine Products Inc (b)	208	4,990
Niagen Bioscience Inc (b)	342	1,508
Nu Skin Enterprises Inc Class A	552	4,019
USANA Health Sciences Inc (b)	64	1,118
		17,979
TOTAL CONSUMER STAPLES		305,805
Energy - 5.8%
Energy Equipment & Services - 0.8%
Archrock Inc	18	626
Baker Hughes Co Class A	803	49,024
Forum Energy Technologies Inc (b)	88	5,162
Kodiak Gas Services Inc	87	5,074
National Energy Services Reunited Corp (b)	238	5,110
Natural Gas Services Group Inc	152	5,736
Oil States International Inc (b)	384	4,470
Ranger Energy Services Inc Class A	326	5,588
Weatherford International PLC	56	5,296
		86,086
Oil, Gas & Consumable Fuels - 5.0%
Antero Midstream Corp	298	6,794
California Resources Corp	108	7,476
Cheniere Energy Inc	127	36,038
ConocoPhillips	765	100,981
Delek US Holdings Inc	116	5,228
Devon Energy Corp	500	25,160
Dorian LPG Ltd	160	5,472
DT Midstream Inc	81	10,908
Excelerate Energy Inc Class A	143	4,779
Expand Energy Corp	177	19,431
Exxon Mobil Corp	437	74,142
Green Plains Inc (b)	352	5,790
Kinder Morgan Inc	1,582	53,044
Marathon Petroleum Corp	183	44,685
NACCO Industries Inc Class A	36	1,871
Occidental Petroleum Corp	577	37,505
Riley Exploration Permian Inc	169	6,160
Williams Cos Inc/The	981	71,397
World Kinect Corp	192	4,429
		521,290
TOTAL ENERGY		607,376
Financials - 11.2%
Banks - 1.4%
Arrow Financial Corp	152	5,103
Bankwell Financial Group Inc	111	5,386
Bridgewater Bancshares Inc (b)	292	5,168
Byline Bancorp Inc	167	5,272
Community Trust Bancorp Inc	91	5,526
First Business Financial Services Inc	96	5,177
First Commonwealth Financial Corp	236	4,149
First Financial Corp	82	5,182
Hilltop Holdings Inc	152	5,445
JPMorgan Chase & Co	199	58,538
Nbt Bancorp Inc	130	5,535
Northeast Community Bancorp Inc	172	4,094
Northfield Bancorp Inc	386	5,226
Origin Bancorp Inc	123	5,100
Simmons First National Corp Class A	288	5,602
SmartFinancial Inc	139	5,432
Texas Capital Bancshares Inc (b)	12	1,139
Third Coast Bancshares Inc (b)	126	4,767
TrustCo Bank Corp NY	8	349
Unity Bancorp Inc	21	1,088
		143,278
Capital Markets - 4.7%
Acadian Asset Management Inc	109	5,932
Ameriprise Financial Inc	76	33,774
Bank of New York Mellon Corp/The	563	66,789
Charles Schwab Corp/The	996	93,604
CME Group Inc Class A	288	85,061
Evercore Inc Class A	32	9,552
Goldman Sachs Group Inc/The	70	59,219
Morgan Stanley	366	60,233
Morningstar Inc	27	4,564
Nasdaq Inc	87	7,385
Northern Trust Corp	152	21,215
State Street Corp	227	28,729
StoneX Group Inc (b)	78	6,291
Tradeweb Markets Inc Class A	95	11,178
		493,526
Consumer Finance - 0.8%
Capital One Financial Corp	379	69,142
Encore Capital Group Inc (b)	78	5,469
Enova International Inc (b)	35	4,754
Synchrony Financial	20	1,360
		80,725
Financial Services - 2.5%
Berkshire Hathaway Inc Class B (b)	151	72,359
Fiserv Inc (b)	440	24,552
Global Payments Inc	197	13,258
Mastercard Inc Class A	155	77,448
NMI Holdings Inc (b)	132	4,951
PayPal Holdings Inc	771	34,872
Repay Holdings Corp Class A (b)	1,560	4,056
Toast Inc Class A (b)	366	9,703
Velocity Financial Inc (b)	268	4,848
Visa Inc Class A	37	11,183
		257,230
Insurance - 1.8%
Allstate Corp/The	212	43,956
American Integrity Insurance Group Inc	296	5,707
Assurant Inc	38	8,277
Globe Life Inc	36	5,010
Greenlight Capital Re Ltd Class A (b)	379	6,553
Hartford Insurance Group Inc/The	212	28,669
HCI Group Inc	25	3,865
Horace Mann Educators Corp	123	5,250
Kingstone Cos Inc	317	4,619
Oscar Health Inc Class A (b)	422	4,840
Progressive Corp/The	229	45,397
Selective Insurance Group Inc	20	1,507
Skyward Specialty Insurance Group Inc (b)	116	5,067
Stewart Information Services Corp	82	5,050
Trupanion Inc (b)	144	3,688
Universal Insurance Holdings Inc	158	5,397
		182,852
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Adamas Trust Inc	711	5,233
MFA Financial Inc	561	5,374
TPG Mortgage Investment Trust Inc	639	4,671
		15,278
TOTAL FINANCIALS		1,172,889
Health Care - 10.4%
Biotechnology - 3.8%
AbbVie Inc	607	132,016
ACADIA Pharmaceuticals Inc (b)	214	4,764
Akebia Therapeutics Inc (b)	86	119
Alnylam Pharmaceuticals Inc (b)	101	33,418
Amicus Therapeutics Inc (b)	120	1,734
Anika Therapeutics Inc (b)	371	5,380
Biogen Inc (b)	117	21,450
BioMarin Pharmaceutical Inc (b)	147	8,304
Black Diamond Therapeutics Inc (b)	1,895	4,036
Catalyst Pharmaceuticals Inc (b)	231	5,720
Enanta Pharmaceuticals Inc (b)	360	4,547
Exelixis Inc (b)	222	9,522
Gilead Sciences Inc	707	98,535
Incyte Corp (b)	129	12,141
Insmed Inc (b)	2	326
Ironwood Pharmaceuticals Inc Class A (b)	1,490	5,230
Myriad Genetics Inc (b)	1,073	4,829
Natera Inc (b)	106	21,199
Neurocrine Biosciences Inc (b)	78	10,276
PTC Therapeutics Inc (b)	78	5,314
Travere Therapeutics Inc (b)	191	5,675
United Therapeutics Corp (b)	9	5,337
		399,872
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	620	63,655
Alphatec Holdings Inc (b)	380	4,134
Boston Scientific Corp (b)	871	54,655
Cooper Cos Inc/The (b)	159	11,369
Inogen Inc (b)	621	3,838
Insulet Corp (b)	53	11,122
KORU Medical Systems Inc (b)	1,150	4,968
LivaNova PLC (b)	71	4,513
Orthofix Medical Inc (b)	415	4,760
Sight Sciences Inc (b)	1,020	3,845
		166,859
Health Care Providers & Services - 0.8%
Alignment Healthcare Inc (b)	221	3,894
Aveanna Healthcare Holdings Inc (b)	593	3,818
Castle Biosciences Inc (b)	198	4,861
Elevance Health Inc	58	16,980
Enhabit Inc (b)	406	5,721
Guardant Health Inc (b)	95	8,775
HealthEquity Inc (b)	63	5,265
Humana Inc	95	16,472
Innovage Holding Corp (b)	608	4,876
LifeStance Health Group Inc (b)	756	4,816
Privia Health Group Inc (b)	237	4,875
Viemed Healthcare Inc (b)	601	5,535
		85,888
Health Care Technology - 0.2%
HealthStream Inc	230	4,763
Phreesia Inc (b)	229	1,919
Teladoc Health Inc (b)	222	1,210
TruBridge Inc (b)	232	3,396
Veeva Systems Inc Class A (b)	32	5,622
		16,910
Life Sciences Tools & Services - 0.4%
10X Genomics Inc Class A (b)	238	5,053
Adaptive Biotechnologies Corp (b)	332	4,608
Charles River Laboratories International Inc (b)	8	1,380
Illumina Inc (b)	126	15,531
IQVIA Holdings Inc (b)	12	2,046
Medpace Holdings Inc (b)	18	8,643
Mesa Laboratories Inc	64	5,659
		42,920
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co	1,564	94,857
Elanco Animal Health Inc (b)	401	9,596
Eli Lilly & Co	197	181,195
Jazz Pharmaceuticals PLC (b)	35	6,617
Johnson & Johnson	94	22,977
Merck & Co Inc	234	28,148
Phibro Animal Health Corp Class A	109	6,029
SIGA Technologies Inc	562	3,006
Supernus Pharmaceuticals Inc (b)	108	5,582
Theravance Biopharma Inc (b)	387	6,281
Viatris Inc	935	12,632
		376,920
TOTAL HEALTH CARE		1,089,369
Industrials - 11.7%
Aerospace & Defense - 3.2%
Carpenter Technology Corp	36	14,189
Curtiss-Wright Corp	27	18,390
Ducommun Inc (b)	41	5,002
FTAI Aviation Ltd	82	20,090
GE Aerospace	414	117,481
HEICO Corp	34	9,323
HEICO Corp Class A	24	5,066
Howmet Aerospace Inc	320	73,747
Park Aerospace Corp	70	1,917
RTX Corp	322	62,114
StandardAero Inc (b)	190	4,908
V2X Inc (b)	80	5,480
		337,707
Air Freight & Logistics - 0.7%
FedEx Corp	174	61,976
United Parcel Service Inc Class B	109	10,723
		72,699
Building Products - 1.5%
A O Smith Corp	92	6,066
Allegion plc	67	9,734
Apogee Enterprises Inc	131	4,394
Armstrong World Industries Inc	33	5,438
Griffon Corp	65	4,724
Johnson Controls International plc	534	69,928
Trane Technologies PLC	126	52,510
		152,794
Commercial Services & Supplies - 0.5%
Cintas Corp	277	46,852
OPENLANE Inc (b)	202	5,888
		52,740
Construction & Engineering - 1.1%
AECOM	99	8,397
API Group Corp (b)	318	12,885
Comfort Systems USA Inc	28	38,612
Dycom Industries Inc (b)	21	7,115
EMCOR Group Inc	34	25,103
Orion Group Holdings Inc (b)	519	5,657
Tutor Perini Corp	77	5,944
Valmont Industries Inc	16	6,393
		110,106
Electrical Equipment - 2.3%
Acuity Inc	22	6,165
Allient Inc	87	5,141
AMETEK Inc	187	40,085
Eaton Corp PLC	105	37,555
Emerson Electric Co	3	393
EnerSys	35	6,080
LSI Industries Inc	259	4,817
nVent Electric PLC	128	15,140
Rockwell Automation Inc	92	33,017
Sensata Technologies Holding PLC	171	6,023
Vertiv Holdings Co Class A	305	76,427
Vicor Corp (b)	32	5,152
		235,995
Ground Transportation - 1.1%
Lyft Inc Class A (b)	461	6,131
Norfolk Southern Corp	40	11,480
Uber Technologies Inc (b)	1,322	95,092
		112,703
Industrial Conglomerates - 0.0%
Honeywell International Inc	12	2,711
Machinery - 0.6%
Astec Industries Inc	96	5,169
CECO Environmental Corp (b)	95	5,660
Crane Co	42	7,182
Flowserve Corp	101	7,425
Gates Industrial Corp PLC (b)	237	5,359
Hillman Solutions Corp (b)	462	3,843
Illinois Tool Works Inc	4	1,040
ITT Inc	62	11,813
Kennametal Inc	152	5,492
Manitowoc Co Inc/The (b)	370	4,311
Proto Labs Inc (b)	86	4,904
Worthington Enterprises Inc	99	5,162
		67,360
Marine Transportation - 0.1%
Kirby Corp (b)	49	6,511
Pangaea Logistics Solutions Ltd	587	4,156
		10,667
Passenger Airlines - 0.1%
SkyWest Inc (b)	55	5,051
United Airlines Holdings Inc (b)	50	4,603
		9,654
Professional Services - 0.1%
Legalzoom.com Inc (b)	474	2,688
Leidos Holdings Inc	3	467
Paylocity Holding Corp (b)	35	3,781
		6,936
Trading Companies & Distributors - 0.4%
Custom Truck One Source Inc Class A (b)	771	5,065
DXP Enterprises Inc/TX (b)	33	4,611
Global Industrial Co	142	4,476
Karat Packaging Inc	206	5,752
McGrath RentCorp	42	4,632
MSC Industrial Direct Co Inc Class A	63	5,813
NPK International Inc (b)	396	5,738
Rush Enterprises Inc Class A	44	2,909
Rush Enterprises Inc Class B	46	2,960
		41,956
TOTAL INDUSTRIALS		1,214,028
Information Technology - 31.1%
Communications Equipment - 1.4%
ADTRAN Holdings Inc (b)	540	6,793
BK Technologies Corp (b)	20	1,492
Calix Inc (b)	85	4,164
Cisco Systems Inc	1,528	118,558
Extreme Networks Inc (b)	353	5,323
Harmonic Inc (b)	559	5,020
NetScout Systems Inc (b)	207	6,581
		147,931
Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp Class A	757	95,647
Arlo Technologies Inc (b)	369	5,251
Avnet Inc	96	5,916
Daktronics Inc (b)	213	4,164
Itron Inc (b)	37	3,316
Littelfuse Inc	19	6,448
ScanSource Inc (b)	117	4,247
		124,989
IT Services - 0.4%
Backblaze Inc Class A (b)	562	1,939
Commerce.com Inc (b)	1,937	5,172
Fastly Inc Class A (b)	39	1,132
MongoDB Inc Class A (b)	26	6,364
Okta Inc Class A (b)	132	10,390
Twilio Inc Class A (b)	115	14,469
		39,466
Semiconductors & Semiconductor Equipment - 15.6%
Advanced Micro Devices Inc (b)	170	34,583
Ambarella Inc (b)	67	3,449
Analog Devices Inc	267	84,943
Broadcom Inc	982	303,940
Cirrus Logic Inc (b)	47	6,797
Credo Technology Group Holding Ltd (b)	108	10,138
KLA Corp	25	36,810
Lam Research Corp	407	86,960
MACOM Technology Solutions Holdings Inc (b)	19	4,219
Marvell Technology Inc	658	65,175
MaxLinear Inc (b)	291	5,060
Micron Technology Inc	372	125,676
NVIDIA Corp	4,218	735,620
Qorvo Inc (b)	68	5,263
QUALCOMM Inc	641	82,548
Teradyne Inc	92	27,274
		1,618,455
Software - 7.2%
8x8 Inc (b)	2,212	3,672
ACI Worldwide Inc (b)	88	3,609
Adobe Inc (b)	339	82,404
Alarm.com Holdings Inc (b)	115	4,967
Appian Corp Class A (b)	198	4,774
Asana Inc Class A (b)	653	4,179
Atlassian Corp Class A (b)	129	8,804
Blackbaud Inc (b)	111	4,286
Cadence Design Systems Inc (b)	17	4,724
Clear Secure Inc Class A	123	5,954
Crowdstrike Holdings Inc Class A (b)	67	26,157
CS Disco Inc (b)	388	1,482
Docusign Inc (b)	162	7,680
Domo Inc Class B (b)	327	1,000
Elastic NV (b)	96	4,799
Five9 Inc (b)	234	3,550
Fortinet Inc (b)	514	42,004
Freshworks Inc Class A (b)	456	3,662
HubSpot Inc (b)	37	9,032
LiveRamp Holdings Inc (b)	196	5,198
Microsoft Corp	1,031	381,645
OneSpan Inc	442	4,654
Ooma Inc (b)	421	6,126
PagerDuty Inc (b)	743	4,614
Progress Software Corp (b)	127	3,258
Q2 Holdings Inc (b)	108	5,108
Rapid7 Inc (b)	441	2,430
Red Violet Inc (b)	91	3,149
Salesforce Inc	236	44,054
ServiceNow Inc (b)	188	19,655
Sprout Social Inc Class A (b)	907	5,170
Tenable Holdings Inc (b)	287	4,855
Workday Inc Class A (b)	37	4,807
Workiva Inc Class A (b)	101	6,023
Xperi Inc (b)	937	5,247
Yext Inc (b)	990	3,802
Zoom Communications Inc Class A (b)	211	16,962
		753,496
Technology Hardware, Storage & Peripherals - 5.3%
Apple Inc	2,126	539,558
Corsair Gaming Inc (b)	885	4,912
Diebold Nixdorf Inc (b)	71	5,356
		549,826
TOTAL INFORMATION TECHNOLOGY		3,234,163
Materials - 4.3%
Chemicals - 1.8%
Albemarle Corp	36	6,463
Balchem Corp	35	5,932
DuPont de Nemours Inc	188	8,610
Ecolab Inc	200	53,204
Innospec Inc	19	1,387
International Flavors & Fragrances Inc	3	218
Linde PLC	223	110,555
Mativ Holdings Inc	537	4,672
		191,041
Construction Materials - 0.6%
CRH PLC	546	57,396
United States Lime & Minerals Inc	38	4,963
		62,359
Containers & Packaging - 0.1%
Ardagh Metal Packaging SA	1,126	4,560
O-I Glass Inc (b)	362	3,804
		8,364
Metals & Mining - 1.8%
Commercial Metals Co	93	5,713
Constellium SE (b)	228	5,604
Freeport-McMoRan Inc	492	28,920
Hecla Mining Co	503	9,371
Kaiser Aluminum Corp	41	4,941
Materion Corp	39	5,641
Newmont Corp	772	83,569
Nucor Corp	197	33,313
Ryerson Holding Corp	62	1,394
Tredegar Corp (b)	578	4,595
Worthington Steel Inc	157	4,765
		187,826
TOTAL MATERIALS		449,590
Real Estate - 1.3%
Health Care REITs - 0.1%
Chiron Real Estate Inc	148	4,895
Diversified Healthcare Trust	770	5,113
LTC Properties Inc	141	5,240
		15,248
Industrial REITs - 0.0%
Industrial Logistics Properties Trust	831	4,720
Office REITs - 0.0%
Postal Realty Trust Inc Class A	262	4,863
Real Estate Management & Development - 0.2%
Compass Inc Class A (b)	522	3,816
Cushman & Wakefield Ltd	435	5,333
Newmark Group Inc Class A	321	4,812
RE/MAX Holdings Inc Class A (b)	531	3,058
		17,019
Residential REITs - 0.1%
Veris Residential Inc	295	5,567
Retail REITs - 0.6%
Brixmor Property Group Inc	237	6,826
Phillips Edison & Co Inc	141	5,276
Simon Property Group Inc	261	48,684
		60,786
Specialized REITs - 0.3%
Millrose Properties Inc Class A	198	5,544
VICI Properties Inc	870	23,768
		29,312
TOTAL REAL ESTATE		137,515
Utilities - 0.5%
Electric Utilities - 0.2%
Edison International	1	73
NRG Energy Inc	116	16,952
		17,025
Gas Utilities - 0.1%
Atmos Energy Corp	8	1,478
Southwest Gas Holdings Inc	72	6,257
		7,735
Independent Power and Renewable Electricity Producers - 0.0%
Hallador Energy Co (b)	248	4,037
Multi-Utilities - 0.2%
Avista Corp	151	6,061
Sempra	63	6,122
Unitil Corp	98	5,120
		17,303
Water Utilities - 0.0%
Consolidated Water Co Ltd	141	4,670
TOTAL UTILITIES		50,770
TOTAL UNITED STATES		10,143,641
TOTAL COMMON STOCKS (Cost $9,953,933)		10,214,833

U.S. Treasury Obligations - 0.6%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/2/2026 (Cost $59,994)	3.51	60,000	59,994

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $107,421)	3.69	107,400	107,421

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $10,121,348)	10,382,248
NET OTHER ASSETS (LIABILITIES) - 0.5%	53,200
NET ASSETS - 100.0%	10,435,448

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	1,789,098	1,681,678	1,718	1	-	107,421	107,400	0.0%
Total	-	1,789,098	1,681,678	1,718	1	-	107,421

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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